Vista Outdoor Inc. - 10-K CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Vista Outdoor Inc.
Sales, net (including related party sales of $17,502, $15,767, and $13,847 for the years ended March 31, 2023, 2022, and 2021, respectively)	$ 2,746,063	$ 3,079,807	$ 3,044,621
Cost of sales	1,887,078	2,048,910	1,935,389
Gross profit	858,985	1,030,897	1,109,232
Operating expenses:
Research and development	49,644	44,209	28,737
Selling, general, and administrative	540,076	504,478	434,273
Impairment of goodwill and intangibles	218,812	374,355	0
Operating income (loss)	50,453	107,855	646,222
Other (expense) income	(1,988)	2,124	0
Interest income	(62,949)	(59,317)	(25,264)
Income (loss) before income taxes	(14,484)	50,662	620,958
Income tax (provision) benefit	8,979	(60,380)	(147,732)
Net income (loss)	$ (5,505)	$ (9,718)	$ 473,226
Earnings (loss) per common share:
Basic (in dollars per share)	$ (0.10)	$ (0.17)	$ 8.27
Diluted (in dollars per share)	$ (0.10)	$ (0.17)	$ 8.00
Weighted-average number of common shares outstanding:
Basic (in shares)	57,946	56,600	57,190
Diluted (in shares)	57,946	56,600	59,137
Pension and other postretirement benefit liabilities:
Reclassification of prior service credits for pension and postretirement benefit plans recorded to net income, net of tax benefit of $0, $0, and $434	$ 0	$ 0	$ (1,336)
Reclassification of net actuarial loss for pension and postretirement benefit plans recorded to net income, net of tax expense of $(704), $(884), and $(1,215)	2,248	2,776	3,744
Valuation adjustment for pension and postretirement benefit plans, net of tax benefit (expense) of $(150), $1,003, and $(1,434)	479	(3,150)	4,683
Change in derivative instruments, net of tax (expense) benefit of $(757), $778, and $0	3,528	(3,187)	(517)
Change in cumulative translation adjustment, net of tax of $0 and $0	199	(562)	(58)
Total other comprehensive income (loss)	6,454	(4,123)	6,516
Comprehensive income (loss)	$ 949	$ (13,841)	$ 479,742